Inventories (Details) - USD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Raw materials and parts	$ 1,023,900	$ 801,437	$ 2,080,853
Work in process	495,146	54,924	0
Finished goods	69,428	35,661	0
Total	1,588,474	892,022	2,080,853
Less: allowance for inventory	(365,523)	(341,609)	0
Inventories	$ 1,222,951	$ 550,413	$ 2,080,853